STOCK OPTIONS AND WARRANTS	12 Months Ended
Dec. 31, 2011
STOCK OPTIONS AND WARRANTS [Abstract]
STOCK OPTIONS AND WARRANTS

NOTE 13 - STOCK OPTIONS AND WARRANTS

Transactions involving stock options or warrants issued to employees, consultants, officers and directors of the Company in 2010 and 2011 are summarized as follows:

	Number of Shares	Weighted Average Price Per Share

Outstanding at December 31, 2009	-	-
Granted	20,000,000	$0.20
Exercised	-	-
Cancelled or expired	-	-
Outstanding as of December 31, 2010	20,000,000	$0.20
Granted	75,000,000	$0.041
Exercised	-	-
Cancelled or expired	(4,000,000)	-
Outstanding as of December 31, 2011	91,000,000	$0.074

All options and warrants under the 2011 stock option plan were issued on December 30, 2011, expire on December 30, 2021, have an exercise price of $0.041, and vest one year after the date of issuance. The weighted-average fair value of stock options or warrants granted to employees and consultants during the year ended December 31, 2011, and the weighted-average significant assumptions used to determine those fair values, using a Black-Scholes option pricing model are as follows:

Significant assumptions (weighted-average):	$0.041
Risk-free interest rate at grant date	0.60%
Expected stock price volatility	65%
Expected dividend payout	0%
Expected option life (in years)	3 years

All options and warrants under the 2010 stock option plan were issued on October 20, 2010, expire on October 20, 2020, have an exercise price of $0.20, and vest one year after the date of issuance. The weighted-average fair value of stock options or warrants granted to employees and consultants during the year ended December 31, 2010, and the weighted-average significant assumptions used to determine those fair values, using a Black-Scholes option pricing model are as follows:

Significant assumptions (weighted-average):	$0.20
Risk-free interest rate at grant date	1.25%
Expected stock price volatility	64%
Expected dividend payout	0%
Expected option life (in years)	2 years

Total stock-based compensation expense recognized by us for the year ended December 31, 2011 and 2010 was $1,832,462 and $1,163,542, respectively.